Share Capital - Exercise Price for Warrants Outstanding (Details) - $ / shares	Mar. 31, 2024	Mar. 31, 2023
Disclosure of classes of share capital [line items]
Warrants (in shares)	7,074,348	8,912,479
Exercise Price Range One
Disclosure of classes of share capital [line items]
Warrants (in shares)	7,072,977
Exercise Price Range One | Bottom of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	$ 111.06
Exercise Price Range One | Top of range
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	433.22
Exercise Price Range Two
Disclosure of classes of share capital [line items]
Exercise price (in CAD per share)	$ 1,160.89
Warrants (in shares)	1,371